Commitments, Guarantees and Contingencies (Details) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) m²	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2023 USD ($) m²
Commitments, Guarantees and Contingencies (Details) [Line Items]
Commitments for the purchase	₨ 32,157	$ 391.3	₨ 2,857
Bank guarantees	2,409		5,179	$ 29.3
Guarantee obligations issued	78		458	0.9
Guarantee obligation | $				3.2
Other commitment	₨ 5		11	$ 0.1
Area of land covering (in Square Meters) | m²	13,163			13,163
Performance Guarantee [Member]
Commitments, Guarantees and Contingencies (Details) [Line Items]
Outstanding guarantees	₨ 904		2,320	$ 11.0
Financial Guarantee [Member]
Commitments, Guarantees and Contingencies (Details) [Line Items]
Guarantee obligation | ₨	267		873
Guarantees [Member]
Commitments, Guarantees and Contingencies (Details) [Line Items]
Outstanding guarantees	₨ 1,154		₨ 1,517	$ 14.0